Consolidated Statements of Cash Flows $ in Thousands, ฿ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating activities:
Profit/(loss) before tax	$ 18,668	$ 6,535	$ (8,645)
Adjustments to reconcile profit/(loss) before tax to net cash provided by operating activities:
Depreciation	4,972	5,451	5,598
Impairment of property, plant and equipment	223	2,524	0
Reversal of impairment loss of investment properties			(12)
Amortization of prepaid land lease payments	35	57	59
Gain on disposal of investment property		(4,466)	(32)
Amortization of intangible assets	49	46	36
Gain on disposal of property, plant and equipment	(99)	(100)	(41)
(Gain) loss on disposal of assets classified as held for sale	(4,525)	11
Adjustment for loss (gain) on fair value of derivatives	332	(171)	(20)
Dividend income	(100)	(96)	(99)
Finance income	(876)	(1,045)	(697)
Finance costs	1,221	1,147	1,547
Share of loss of associates	3	710	801
Impairment of investment in associates		126
Impairment for trade receivables	302	279	332
Impairment (reversal of impairment) for trade receivables for related parties	27	(1)	(16)
Impairment of other receivable		191
Impairment (write-back of impairment) of inventories	532	(3,306)	1,481
Unrealized foreign exchange difference, net	(1,771)	1,244	1,013
Loss on liquidation of subsidiary	261
Changes in operating assets and liabilities
Trade and other receivable, net	(17,438)	(9,949)	15,660
Inventories	(11,523)	7,713	16,042
Prepayment and other current assets	123	1,704	(2,357)
Amounts due to/from related parties	2,733	(7)	(7,611)
Other non-current assets	(398)	(261)	(84)
Trade and other payables, accruals, other current liabilities and other non-current liabilities	(6,778)	2,334	(10,837)
Net cash flows (used in) provided by operating activities	(14,027)	10,670	12,118
Dividend received	100	96	99
Interest received	858	869	688
Interest paid	(1,043)	(941)	(1,371)
Income tax paid	(2,787)	(1,680)	(2,747)
Net cash (used in) provided by operating activities	(16,899)	9,014	8,787
Investing activities:
Purchases of property, plant and equipment	(4,903)	(5,044)	(7,417)
Purchases of intangible assets	(10)	(126)	(27)
Purchases of investment properties	(84)
Proceeds from disposal of held for sale assets	8,011	210
Proceeds from disposal of property, plant and equipment	510	113	70
Proceeds from disposal of other financial assets-held to maturity	340
Proceeds from disposal of investment property		4,695	53
Net cash provided by (used in) investing activities	3,864	(152)	(7,321)
Financing activities:
Dividend paid to non-controlling shareholders of subsidiaries	(1,943)	(1,159)	(2,035)
Dividend paid to company's shareholders	(1,382)
Repayments of borrowings	(17,306)	(35,346)	(41,553)
Proceeds from borrowings	27,714	26,120	28,986
Change in financial lease liabilities	(41)	(28)	(31)
Net cash provided by (used in) financing activities	7,042	(10,413)	(14,633)
Effect of exchange rate	3,855	(1,521)	(4,393)
Net decrease in cash and cash equivalents	(2,138)	(3,072)	(17,560)
Cash and cash equivalents at beginning of year	48,231	51,303	68,863
Cash and cash equivalents at end of year	$ 46,093	$ 48,231	$ 51,303